Investments in Joint Ventures and Associates - Summarized Financial Information of Joint Ventures (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	Jan. 01, 2019
Summarized statement of financial position
Cash and cash equivalents		€ 8,372	€ 12,263		€ 8,744	€ 8,744
Assets		443,814	439,769			392,008
Other current liabilities		16,111	14,093
Other non-current liabilities		575	722
Total liabilities		419,153	415,336			€ 369,476
Revenue		25,657	28,197		28,914
Interest income		5,426	5,835		5,783
Profit or loss		(364)	1,453		746
Income tax (expense) or income		229	(217)		(39)
Net income/(loss)		(135)	1,236		707
Other comprehensive income		507	2,237		(1,109)
Total comprehensive income / (loss)		372	3,473		€ (402)
Dividends received		94	120
Santander Spain Life [member]
Summarized statement of financial position
Cash and cash equivalents		14	15
Other current assets		35	30
Total current assets		50	44
Non-current assets		700	364
Assets		750	408
Other current liabilities		79	14
Current liabilities		79	14
Other non-current liabilities		272	175
Total non-current financial liabilities		272	175
Total liabilities		351	189
Net assets		399	219
Revenue		357	383
Results from financial transactions		(4)	1
Depreciation and amortization		(18)	(9)
Interest income		3	2
Interest expense		0	0
Profit or loss		57	122
Income tax (expense) or income		(14)	(27)
Net income/(loss)		43	95
Other comprehensive income		2	1
Total comprehensive income / (loss)		45	95
Dividends received		19	26
Other Joint ventures [member]
Summarized statement of financial position
Cash and cash equivalents		425	612	[1]
Other current assets		1,011	1,268	[1]
Total current assets		1,463	1,880	[1]
Non-current assets		6,569	7,766	[1]
Assets		8,005	9,645	[1]
Current financial liabilities excluding trade payables and other provisions	[1]		17
Other current liabilities		805	728	[1]
Current liabilities		805	745	[1]
Non-current financial liabilities excluding trade payables and other provisions		50	529	[1]
Other non-current liabilities		4,996	6,708	[1]
Total non-current financial liabilities		5,046	7,237	[1]
Total liabilities		5,851	7,982	[1]
Net assets		2,154	1,663	[1]
Revenue		2,642	1,479
Results from financial transactions		20	299	[1]
Depreciation and amortization		(13)	(4)
Interest income		13	53
Interest expense		0	(19)	[1]
Profit or loss		409	187
Income tax (expense) or income		(35)	(43)
Net income/(loss)		375	144
Other comprehensive income		10	13	[1]
Total comprehensive income / (loss)		384	157
Dividends received		€ 76	€ 68	[1]

[1]	The comparative figures have been adjusted following the classification of material joint ventures and associates for 2020.